RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2011
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 14 - RELATED PARTY TRANSACTIONS

The Company made a $25,000 payment to Mr. Brothers on January 24, 2011 related to the due to shareholder balance.  Of that payment, $1,272 was applied to accrued but unpaid interest, and the remaining $23,728 was applied to reduce the principal amount owed to Mr. Brothers.  On September 30, 2011, the Company made a $103,728 payment to Mr. Brothers.  Of that payment, $2,610 was applied to accrued interest and the remaining $101,118 was applied to retire the principal amount owed to Mr. Brothers.

As of December 31, 2010, the Company owed Mr. Brothers the principal amount of $124,846 for advances made to the Company, plus accrued interest.  During 2010, the Company made payments of $150,000 against the amounts owed to Mr. Brothers.  Of that payment $58,288 was applied to accrued but unpaid interest, and the remaining $91,712 was applied to reduce the principal amount owed to Mr. Brothers.

For the periods ended September 30, 2011 and 2010, the Company incurred expenses for accounting services of $50,307 and $33,325, respectively, to a firm related to a member of the board of directors.

On August 11, 2006, CTCEG loaned the Company $42,000.  During the third quarter of 2010, the Company made a payment of $49,134 against the amounts owed to Coast to Coast Equity Group, Inc.  Of that payment $7,134 was applied to accrued but unpaid interest, and the remaining $42,000 was applied to retire the principal amount owed to Coast to Coast Equity Group, Inc.

As of September 30, 2011, the Company owed $50,000 to L & M Consulting ("L&M") which is owned by Louis Brothers, Jr., the son of Louis Brothers, Sr., the Company's president and chief executive officer.  The Company retained L&M to provide information technology consulting services.  Louis Brothers, Sr., has no interest in the amounts paid to his son.  This amount does not bear interest and is expected to be paid during 2011.